Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2021	Dec. 31, 2022
Contingencies
Commitments related to leasehold improvements and installation of equipment for hotel operations which is expected to be incurred within one year		¥ 1,289
Loss in excess of the amount accrued	¥ 12,333